BASIS OF PRESENTATION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Details
NET LOSS	$ (2,218,978)	$ (2,542,978)	$ (9,105,729)	$ (11,510,166)
Working capital deficiency	11,482,643		11,226,100
Accumulated Stockholders' Equity (Deficit)	11,423,770		$ 11,310,614
Issuance of Common Stock	1,090,000
Proceeds from the sale of Participation Agreements	$ 96,000